PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 4,259	$ 4,915
Accumulated depreciation	3,699	4,282
Property and equipment, net	560	633
Depreciation cost	351	394	497
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	3,331	3,845
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	518	601
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	13	13
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 397	$ 456